Trade and Other Receivables (Narrative) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Trade and Other Receivables [abstract]
Accrued receivables with long term percentage of completion contracts	$ 4,030
Accrued receivables with long term percentage of completion contracts not billed within next 12 months	$ 645